Earnings Per Share - Basic and Diluted Net Loss Per Unit (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Net (loss) income attributable to TIP Inc.	$ (47,787)	$ 2,878	$ (20,205)
Basic weighted average Common Shares outstanding	57,671,818	56,629,405	53,678,914
Basic net (loss) income per share	$ (0.83)	$ 0.05	$ (0.38)
Net (loss) income attributable to TIP Inc.	$ (47,787)	$ 2,878	$ (20,205)
Add back: Net loss attributable to Class C Units - Redeemable for Common Shares	0	0	(11,996)
Net (loss) income attributable to TIP Inc. and Class C Units	$ (47,787)	$ 2,878	$ (32,201)
Basic weighted average Common Shares outstanding	57,671,818	56,629,405	53,678,914
Unvested RSUs	0	157,940	0
Weighted average Class C Units - Redeemable for Common Shares	0	0	28,514,587
Diluted weighted average Common Shares outstanding	57,671,818	56,787,345	82,193,501
Diluted net (loss) income per share	$ (0.83)	$ 0.05	$ (0.39)